SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION	12 Months Ended
Jan. 31, 2026
Condensed Financial Information Disclosure [Abstract]
SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION	SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION

Consolidated Balance Sheets

Inventories consisted of the following as of January 31, 2026 and 2025:

	January 31,
(in thousands)	2026	2025
Raw materials	$11,839	$10,459
Work-in-process	3,168	3,759
Finished goods	1,407	4,770
Total inventories	$16,414	$18,988

Property and equipment, net consisted of the following as of January 31, 2026 and 2025:

	January 31,
(in thousands)	2026	2025
Land and buildings	$2,854	$2,854
Leasehold improvements	12,469	9,230
Software	14,627	24,828
Equipment, furniture and other	56,007	57,399
Total cost	85,957	94,311
Less: accumulated depreciation and amortization	(56,829)	(65,995)
Total property and equipment, net	$29,128	$28,316

We wrote-off fully amortized and no longer in use property and equipment in the amount of $18.0 million during the year ended January 31, 2026, of which $13.3 million related to software write-offs.

Depreciation and amortization expense on property and equipment was $8.5 million, $10.4 million and $9.9 million in the years ended January 31, 2026, 2025, and 2024, respectively.

Prepaid expenses and other current assets consisted of the following as of January 31, 2026 and 2025:

	January 31,
(in thousands)	2026	2025
Prepaid expenses	$23,123	$26,847
Deferred cost of revenue	976	1,084
Income tax receivables	5,657	6,487
Foreign currency forward contracts	8,555	2,522
Other	834	810
Total prepaid expenses and other current assets	$39,145	$37,750

Other assets consisted of the following as of January 31, 2026 and 2025:

	January 31,
(in thousands)	2026	2025
Long-term restricted cash and time deposits	$248	$252
Capitalized software development costs, net	5,394	8,113
Deferred commissions	2,852	2,230
Long-term deferred cost of revenue	190	590
Long-term security deposits	182	128
Long-term prepaid expenses	337	954
Noncontrolling investments accounted under ASC 321	6,907	6,410
Other	130	218
Total other assets	$16,240	$18,895

Accrued expenses and other current liabilities consisted of the following as of January 31, 2026 and 2025:

	January 31,
(in thousands)	2026	2025
Compensation and benefits	$59,125	$50,096
Distributor and agent commissions	9,842	10,919
Operating lease liabilities - current portion	5,370	5,004
Income taxes	4,127	4,418
Taxes other than income taxes	11,507	11,061
Fair value of derivatives - current portion	—	262
Other	4,619	4,934
Total accrued expenses and other current liabilities	$94,590	$86,694

Other liabilities consisted of the following as of January 31, 2026 and 2025:

	January 31,
(in thousands)	2026	2025
Unrecognized tax benefits, including interest and penalties	$5,683	$4,776
Obligations for severance compensation	2,560	2,180
Finance lease liabilities - long-term portion	1,127	720
Total other liabilities	$9,370	$7,676
Consolidated Statements of Operations

Other (expense) income, net consisted of the following for the years ended January 31, 2026, 2025, and 2024:

	Year Ended January 31,
(in thousands)	2026	2025	2024
Gains from business divestiture	$—	$—	$4,768
Foreign currency losses, net	(3,817)	(1,398)	(846)
Gains (losses) on derivative financial instruments, net	595	179	(330)
Other expenses, net	(536)	(395)	(677)
Total other (expense) income, net	$(3,758)	$(1,614)	$2,915

Consolidated Statements of Cash Flows

The following table provides supplemental information regarding our consolidated cash flows for the years ended January 31, 2026, 2025, and 2024:

	Year Ended January 31,
(in thousands)	2026	2025	2024
Cash paid for interest, including non‑utilization fee	$491	$504	$663
Non-cash investing and financing transactions:
Accrued but unpaid purchases of property and equipment	$596	$1,995	$163
Extinguishment of liability with stocks	$—	$—	$3,856
Inventory transfers to property and equipment	$158	$1,025	$1,639